Income taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected income tax expense (recovery) expense	$ (8,446)	$ 1,492
Non-deductible stock-based compensation	233	389
Other permanent differences	(58)	4,559
Withholding taxes and other foreign taxes	621	76
Change in enacted tax rates	294	61
Foreign tax rate differences, foreign exchange and other adjustments	392	457
Non-taxable income from equity investment	0	(8,902)
Change in valuation allowance	(3,249)	2,970
Expired Losses	11,562	0
Bargain purchase gain	63	(1,579)
Tax realignment due to Italian tax law changes	0	(7,654)
Income tax expense (recovery)	$ 1,412	$ (8,131)